LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.75%
Equity Funds–49.46%
iShares Core S&P 500 ETF	143,417	$93,681,419
iShares Core S&P Mid-Cap ETF	321,000	21,677,130
iShares Edge MSCI Min Vol USA ETF	856,565	79,437,838
iShares Russell 2000 ETF	92,584	22,960,832
		217,757,219
Fixed Income Funds–28.43%
iShares Broad USD Investment Grade Corporate Bond ETF	410,913	21,051,073
iShares Core U.S. Aggregate Bond ETF	625,991	62,142,127
iShares Core U.S. Treasury Bond ETF	914,996	20,962,558
iShares MBS ETF	221,117	20,995,059
		125,150,817
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–18.65%
iShares Edge MSCI Min Vol EAFE ETF	619,723	$56,624,090
iShares Edge MSCI Min Vol Emerging Markets ETF	393,607	25,478,181
		82,102,271
Money Market Fund–3.21%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	14,113,193	14,113,193
		14,113,193
Total Investment Companies (Cost $302,343,747)		439,123,500

TOTAL INVESTMENTS–99.75% (Cost $302,343,747)	439,123,500
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.25%	1,112,105
NET ASSETS APPLICABLE TO 32,653,021 SHARES OUTSTANDING–100.00%	$440,235,605

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
3	CME Australian Dollar Currency Futures	$206,475	$211,452	6/15/26	$—	$(4,977)
5	CME British Pound Currency Futures	413,313	419,067	6/15/26	—	(5,754)
8	CME Euro Foreign Exchange Currency Futures	1,158,550	1,166,656	6/15/26	—	(8,106)
7	CME Japanese Yen Currency Futures	554,225	558,798	6/15/26	—	(4,573)
					—	(23,410)
Equity Contracts:
9	CME E-mini Russell 2000 Index Futures	1,130,490	1,123,512	6/18/26	6,978	—
23	CME E-mini S&P 500 Index Futures	7,556,362	7,689,524	6/18/26	—	(133,162)
6	CME E-mini S&P MidCap 400 Index Futures	2,037,900	2,018,275	6/18/26	19,625	—
18	Eurex EURO STOXX 50 Futures	1,143,251	1,191,341	6/19/26	—	(48,090)
4	FTSE 100 Index Futures	539,976	551,838	6/19/26	—	(11,862)
13	ICE U.S. MSCI Emerging Markets Index Futures	945,490	972,750	6/19/26	—	(27,260)
3	OML Stockholm OMXS30 Index Futures	92,535	95,318	4/17/26	—	(2,783)
1	SFE S&P ASX Share Price Index 200 Futures	146,839	148,961	6/18/26	—	(2,122)
3	TSE TOPIX Futures	662,361	686,087	6/11/26	—	(23,726)
					26,603	(249,005)
Total Futures Contracts					$26,603	$(272,415)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–1

LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
Schedule of Investments (continued)
Summary of Abbreviations: (continued)
EAFE–Europe Australasia Far East
ETF–Exchange-Traded Fund
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MBS–Mortgage-Backed Security
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund–2